Deposits, prepayments and other current assets	6 Months Ended
Dec. 31, 2025
Deposits, Prepayments and Other Current Assets [Abstract]
Deposits, prepayments and other current assets

Note 4. Deposits, prepayments and other current assets

At December 31, 2025 and June 30, 2025, deposits and prepayments consisted of the following:

	As of
	December 31, 2025	June 30, 2025
Refundable deposits	25,011	18,548
Advance to suppliers	305	90
Other receivables*	155,029	153,661
	$180,345	$172,299

*	As of December 31, 2025 and June 30, 2025, other receivables mainly represent the non-trade receivables due from BU Production. BU Production ceased to be a subsidiary of the Company upon the completion of the disposal on September 23, 2024 and the balance with BU Production ceased to be eliminated on consolidation.